Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
2025	$1,072,180	$1,088,478	$433,899	$440,475	$110.92	$37,453,000
2024	$921,725	$960,311	$495,821	$494,284	$113.73	$25,810,000
2023	$1,098,156	$1,170,270	$424,883	$427,490	$108.08	$30,705,000

Named Executive Officers, Footnote
The following table provides information about the relationship between compensation actually paid to our Principal Executive Officer (“PEO”), Mr. Henry Kim, and other non-PEO Named Executive Officers (“NEOs”) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

PEO Total Compensation Amount	$ 1,072,180	$ 921,725	$ 1,098,156
PEO Actually Paid Compensation Amount	$ 1,088,478	960,311	1,170,270
Adjustment To PEO Compensation, Footnote
The following table presents amounts that were deducted from or added to Summary Compensation Table (“SCT”) total compensation to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO NEOs. The fair value of stock option awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	Fiscal Year
	2025	2024	2023
Reconciliation of PEO SCT Total to CAP
PEO SCT total	$1,072,180	$921,725	$1,098,156
Deduct: amounts reported under the “Restricted Stock Awards” column in the SCT	—	—	(66,156)
Add: year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	109,578
Add: amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	15,832	45,129	24,613
Add: amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	466	(6,543)	4,079
PEO CAP	$1,088,478	$960,311	$1,170,270

Reconciliation of Non-PEO NEO Average SCT Total to Average CAP
Average SCT total	$433,899	$495,821	$424,883
Deduct: amounts reported under the “Restricted Stock Awards” column in the SCT	—	(81,160)	—
Add: year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	80,960	—
Add: amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	3,455	(794)	2,085
Add: amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	3,121	(543)	522
Average Non-PEO NEO CAP	$440,475	$494,284	$427,490

Non-PEO NEO Average Total Compensation Amount	$ 433,899	495,821	424,883
Non-PEO NEO Average Compensation Actually Paid Amount	$ 440,475	494,284	427,490
Adjustment to Non-PEO NEO Compensation Footnote
The following table presents amounts that were deducted from or added to Summary Compensation Table (“SCT”) total compensation to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO NEOs. The fair value of stock option awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	Fiscal Year
	2025	2024	2023
Reconciliation of PEO SCT Total to CAP
PEO SCT total	$1,072,180	$921,725	$1,098,156
Deduct: amounts reported under the “Restricted Stock Awards” column in the SCT	—	—	(66,156)
Add: year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	109,578
Add: amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	15,832	45,129	24,613
Add: amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	466	(6,543)	4,079
PEO CAP	$1,088,478	$960,311	$1,170,270

Reconciliation of Non-PEO NEO Average SCT Total to Average CAP
Average SCT total	$433,899	$495,821	$424,883
Deduct: amounts reported under the “Restricted Stock Awards” column in the SCT	—	(81,160)	—
Add: year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	80,960	—
Add: amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	3,455	(794)	2,085
Add: amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year.	3,121	(543)	522
Average Non-PEO NEO CAP	$440,475	$494,284	$427,490

Compensation Actually Paid vs. Total Shareholder Return
PEO and Non-PEO NEO CAP and Total Shareholder’s Return (“TSR”)
The amount of PEO CAP and the average Non-PEO NEO CAP is generally aligned with the Company’s TSR over the periods presented in the table. The alignment of CAP with the Company’s TSR is because a significant portion of the PEO CAP is comprised of equity awards in 2024 and fair value changes of Non-PEO NEOs’ existing equity awards are closely related to the Company’s TSR. In 2024, restricted stock awards were granted for Non-PEO NEOs, but there were no equity awards granted to Non-PEO NEOs in 2025 and 2023.

Compensation Actually Paid vs. Net Income
PEO and Non-PEO NEO CAP and Net Income
The amount of PEO CAP and the average Non-PEO NEO CAP is generally aligned with the Company’s net income over the periods presented in the table, as the Company uses net income as a performance measure in the overall executive compensation program among other financial and non-financial measures. The Company’s annual short-term cash incentive payable to our PEO is provided for in his employment agreement and is equal to the lesser of 1.5% of pre-tax profit for that year or his then current base salary, plus discretionary bonuses to be determined by the Board, if any. The short-term cash incentives for Non-PEO NEOs’ are discretionary.

Compensation Actually Paid vs. Company Selected Measure
PEO and Non-PEO NEO CAP and SCT
Compensation amount of equity awards on SCT is based on the grant date value of equity awards granted during the fiscal year whereas CAP is based on the fair value of equity awards granted during the year valued at year end and the change in value of prior year’s awards, including awards granted in prior fiscal years. Thus, CAP reflects all outstanding equity awards while SCT is based on only the equity award issued in the same year.
The Company’s stock price increased in all of presented periods compared from the prior year-end, resulting in SCT and CAP being very comparable.

Total Shareholder Return Amount	$ 110.92	113.73	108.08
Net Income (Loss)	$ 37,453,000	25,810,000	30,705,000
David W. Kim [Member]
Pay vs Performance Disclosure
PEO Name	Mr. Henry Kim
PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,072,180	921,725	1,098,156
PEO Actually Paid Compensation Amount	1,088,478	960,311	1,170,270
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	66,156
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	109,578
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,832	45,129	24,613
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	466	(6,543)	4,079
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	433,899	495,821	424,883
Non-PEO NEO Average Compensation Actually Paid Amount	440,475	494,284	427,490
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	81,160	0
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	80,960	0
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,455	(794)	2,085
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,121	$ (543)	$ 522